CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Treasury Shares	Non Controlling Interest	Total
Balance at Dec. 31, 2020	$ 19,186	$ 26,706	$ (68,603)	$ (6,259)	$ 0	$ (1,515)	$ (30,485)
Balance, shares at Dec. 31, 2020	37,433,333
Conversion of preferred shares A and A-1 in AU10TIX Technologies B.V. to new series A	$ 0	(10,102)	0	0	0	1,045	(9,057)
Net income (loss)	0	0	34,807	0	0	281	35,088
Stock-based compensation – AU10TIX Technologies B.V.	0	240	0	0	0	0	240
Translation adjustment	0	0	0	(1,639)	0	(11)	(1,650)
Unrealized gains (loss) on derivative instruments	$ 0	0	0	32	0	0	32
Balance, shares at Dec. 31, 2021	37,433,333
Balance at Dec. 31, 2021	$ 19,186	16,844	(33,796)	(7,866)	0	(200)	(5,832)
Net income (loss)	0	0	(4,725)	0	0	(19)	(4,744)
Stock-based compensation – AU10TIX Technologies B.V.	0	(240)	0	0	0	753	513
Translation adjustment	0	0	0	(285)	0	23	(262)
Unrealized gains (loss) on derivative instruments	$ 0	0	0	(35)	0	0	$ (35)
Balance, shares at Dec. 31, 2022	37,433,333						37,433,333
Balance at Dec. 31, 2022	$ 19,186	16,604	(38,521)	(8,186)	0	557	$ (10,360)
Net income (loss)	0	0	7,081	0	0	0	7,081
Stock-based compensation – AU10TIX Technologies B.V.	0	0	0	0	0	715	715
Additional payment for shares issued in previous years	0	1,214	0	0	0	0	1,214
Translation adjustment				(55)	0	196	141
Unrealized gains (loss) on derivative instruments	0	0	0	124	0	0	124
Commitment to purchase shares from certain directors and officers	$ 0	0	0	0	(1,518)	0	$ (1,518)
Balance, shares at Dec. 31, 2023	37,433,333						37,433,333
Balance at Dec. 31, 2023	$ 19,186	$ 17,818	$ (31,440)	$ (8,117)	$ (1,518)	$ 1,468	$ (2,603)